Organization and Business Description (Details) - Schedule of balance sheets - VIE's [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 3,870,916	$ 10,876,365
Accounts receivable, net	6,861,672	12,218,473
Inventories	2,865,958	2,706,896
Due from related parties	52,268	167,562
Prepaid expenses and other current assets	3,002,698	2,148,563
Total current assets	16,653,512	28,117,859
Property and equipment, net	3,351,321	3,397,273
Intangible assets, net	3,594,977	4,293,813
Long-term investments	5,381,441	3,085,247
Operating lease right-of-use assets	224,773	100,099
Deferred tax assets	852,037	602,806
Total non-current assets	13,404,549	11,479,238
Total assets	30,058,061	39,597,097
Accounts payable	34,486	33,697
Deferred revenue	179,407	250,309
Income taxes payable	1,076,518	4,706,972
Operating lease liabilities, current	99,569	63,301
Accrued expenses and other current liabilities	313,685	529,184
Total current liabilities	1,703,665	5,583,463
Operating lease liabilities, non-current		3,196
Non-current liabilities		3,196
Total liabilities	$ 1,703,665	$ 5,586,659